Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

Revenue from contracts with customers
Project management fees – related companies	-	25,000,000	29,105,000
Project management fees – third parties	-	470,000	4,380,000
Sale of goods – related parties	-	-	77,304,000
Sale of goods – third parties	197,320,000	32,716,647	131,343,250
	197,320,000	58,186,647	242,132,250

Timing of revenue recognition
Transferred at a point in time	197,320,000	58,186,647	242,132,250